COMMITMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Amount of Commitment Expiration Per Period
Less Than 1 Year	$ 28,070
1-3 Years	31,697
3-5 Years	4,666
Total Amounts Committed	64,433
Guarantee and letters of credit
Amount of Commitment Expiration Per Period
Less Than 1 Year	8,676
Total Amounts Committed	8,676
Purchase obligations
Amount of Commitment Expiration Per Period
Less Than 1 Year	19,394
1-3 Years	31,697
3-5 Years	4,666
Total Amounts Committed	$ 55,757